Common Stock and Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Service-Based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Balance beginning		304,245	21,793	48,506
Weighted- Average Exercise Price, Balance beginning		$ 31.6	$ 352	$ 355.4
Weighted- Average Remaining Contractual Life, Balance beginning	9 years 6 months	9 years 2 months 12 days		6 years 1 month 6 days
Aggregate Intrinsic Value, Balance beginning		$ 802,000	$ 754,000	$ 2,561,000
Number of options outstanding, Granted		70,859	282,528
Weighted- Average Exercise Price, Granted		$ 5.9	$ 6.8
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options outstanding, Expired		(3,076)	(76)	(19,045)
Weighted- Average Exercise Price, Expired		$ 87.4	$ 87.4	$ 319
Aggregate Intrinsic Value, Expired
Number of options outstanding, Forfeited				(7,668)
Weighted- Average Exercise Price, Forfeited				$ 457.4
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, Balance ending	304,245	372,028	304,245	21,793
Weighted- Average Exercise Price, Balance ending	$ 31.6	$ 26.16	$ 31.6	$ 352
Weighted- Average Remaining Contractual Life, Balance ending			9 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value, Balance ending	$ 802,000		$ 802,000	$ 754,000
Number of options outstanding, Options vested and exercisable	155,366	179,314	155,366
Weighted- Average Exercise Price, Options vested and exercisable	$ 54.2	$ 47.17	$ 54.2
Weighted- Average Remaining Contractual Life, Options vested and exercisable		8 years 10 months 24 days	9 years 1 month 6 days
Aggregate Intrinsic Value, Options vested and exercisable	$ 380,000		$ 380,000
Performance Milestone-Based Stock Options [Member]
Schedule of Option Award Activity for Service-Based Stock Options Granted [Line Items]
Number of options outstanding, Balance beginning		5,106	5,106	5,254
Weighted- Average Exercise Price, Balance beginning		$ 417	$ 417	$ 417
Weighted- Average Remaining Contractual Life, Balance beginning	5 years 7 months 6 days	5 years 1 month 6 days		5 years 7 months 6 days
Aggregate Intrinsic Value, Balance beginning				$ 463,000
Number of options outstanding, Granted
Weighted- Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options outstanding, Expired
Weighted- Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired
Number of options outstanding, Forfeited				(148)
Weighted- Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, Balance ending	5,106	5,106	5,106	5,106
Weighted- Average Exercise Price, Balance ending	$ 417	$ 417	$ 417	$ 417
Weighted- Average Remaining Contractual Life, Balance ending			5 years 7 months 6 days	6 years 7 months 6 days
Aggregate Intrinsic Value, Balance ending
Number of options outstanding, Options vested and exercisable	1,702	1,702	1,702
Weighted- Average Exercise Price, Options vested and exercisable	$ 417	$ 417	$ 417
Weighted- Average Remaining Contractual Life, Options vested and exercisable		5 years 1 month 6 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Options vested and exercisable